Label	Element	Value
Series S
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001225290_SupplementTextBlock

SMA Relationship Trust

Prospectus Supplement

•  Series S

March 13, 2017

Dear Investor,

The purpose of this supplement is to update the Prospectus with respect to the Series S series of shares (the "Fund") of SMA Relationship Trust, dated April 29, 2016, as supplemented, as follows:

Effective March 15, 2017, the benchmark of the Fund will change from the Russell 2000 Index to the S&P 600 Index.

Risk/Return [Heading]	rr_RiskReturnHeading	Series S
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Therefore, effective March 15, 2017, the second sentence under the heading "Series S—Fund summary" and the subheadings "Principal strategies—Principal investments," and the third sentence under the heading "More information about the Funds—Series S" and the subheadings "Investment objective, strategies, securities selection and risks—Principal investment strategies" are deleted in their entirety and replaced by the following:

           Small capitalization companies are those companies within the range of the largest and smallest company in the S&P 600 Index at the time purchase.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Additionally, effective March 15, 2017, the chart under the heading "Series S—Fund summary" and the subheadings "Performance—Average annual total returns (for the periods ended December 31, 2015)" is deleted in its entirety and replaced by the following:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 15, 2017, the Fund's primary benchmark index was changed from the Russell 2000 Index to the S&P 600 Index in order to more accurately reflect the Fund's investment strategy.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Series S | S&P 600 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.97%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.17%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011	[1]
Series S | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.41%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.77%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011	[1]
Series S | Series S
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Series S | Series S | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.58%
Series S | Series S | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.61%

[1]	Effective March 15, 2017, the Fund's primary benchmark index was changed from the Russell 2000 Index to the S&P 600 Index in order to more accurately reflect the Fund's investment strategy.